Other Balance Sheet Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Balance Sheet Liabilities

Other liabilities at December 31, 2012 and 2011 consist of the following:

	Accrued expenses and other liabilities		Other non-current liabilities
	December 31,		December 31,
(In millions)	2012	2011	2012	2011
Employment costs	$81.5	$79.4	$22.7	$21.7
Environmental	10.8	12.0	64.6	64.2
Taxes	17.2	18.7	31.8	21.3
Pension and other post-employment benefits	5.9	7.3	—	—
Accrued interest	8.0	8.3	—	—
Other	18.5	15.5	14.8	13.5
Total	$141.9	$141.2	$133.9	$120.7